Recently issued accounting pronouncements	12 Months Ended
Dec. 31, 2016
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently issued accounting pronouncements
Recently issued accounting pronouncements

(a)	Recently adopted accounting pronouncements
The FASB Issued ASU 2017-03 Accounting Changes and Error Corrections (Topic 250) and Investments—Equity Method and Joint Ventures (Topic 323) to enhance disclosures of new accounting standards, including a comparison to current accounting policies, and the progress status of implementation. This

ASU applies to ASU No. 2014-09, Revenue from Contracts with Customers (Topic

606); ASU No. 2016-02, Leases (Topic 842); and ASU 2016-03, Financial Instruments - Credit

Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, and subsequent amendments. The Company has enhanced its disclosures regarding the impact that recently issued accounting standards will have on the Company's consolidated financial statements when such standards are adopted in a future period.
The FASB issued ASU 2016-19, Technical Corrections and Improvements, to clarify the codification, correct unintended application of guidance, or make minor improvements to the codification. The adoption of this ASU in the fourth quarter of 2016 had no impact on the Company’s consolidated financial statements.
The FASB issued ASU 2015-16 Business Combinations (Topic 805): Simplifying the Accounting for Measurement Period Adjustments. Under this ASU, adjustments to the provisional amounts recorded in a business combination continue to be calculated as if the accounting had been completed at the acquisition date. However, the ASU eliminates the requirement to retrospectively account for those adjustments and instead requires recognition in the period that the adjustments are identified. The adoption of this ASU effective January 1, 2016 had no impact on the Company's consolidated financial statements.
The FASB issued ASU 2015-05, Intangibles: Goodwill and Other Internal-Use Software (Subtopic 350-40), to provide guidance to customers about whether a cloud computing arrangement includes a software license. The prospective adoption of this ASU effective January 1, 2016 had no impact on the Company's consolidated financial statements.
The FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis, which ends the deferral granted to investment companies from applying the VIE guidance and makes targeted amendments to the current consolidation guidance. Some of the more notable amendments are (1) the identification of variable interests when fees are paid to a decision maker or service provider, (2) the VIE characteristics for a limited partnership or similar entity and (3) the primary beneficiary determination. The adoption of this ASU effective January 1, 2016 had no impact on the Company's consolidated financial statements.
The FASB issued ASU 2015-01, Income Statement: Extraordinary and Unusual Items (Subtopic 225-20), to simplify income statement classification by removing the concept of extraordinary items from U.S. GAAP. As a result, items that are both unusual and infrequent will no longer be separately reported net of tax after continuing operations. The adoption of this ASU effective January 1, 2016 had no impact on the Company's consolidated financial statements.
The FASB issued ASU 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity. ASU 2014-16 clarifies how current guidance should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. In addition, ASU 2014-16 clarifies that in evaluating the nature of a host contract, an entity should assess the substance of the relevant terms and features (that is, the relative strength of the debt-like or equity-like terms and features given the facts and circumstances) when considering how to weigh those terms and features. The adoption of this ASU effective January 1, 2016 had no impact on the Company's consolidated financial statements.
The FASB issued ASU 2014-15, Presentation of Financial Statements - Going Concern. This new standard provides that in connection with preparing financial statements for each annual and interim reporting period, an entity’s management should evaluate whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. The adoption of this standard as of December 31, 2016 had no impact on the Company’s consolidated financial statements. Its implementation leveraged existing financial reporting processes.

2.     Recently issued accounting pronouncements (continued)
(a)    Recently adopted accounting pronouncements (continued)
The FASB issued ASU 2014-12, Compensation-Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This newly issued accounting standard is intended to resolve the diverse accounting treatment of those awards in practice. The adoption of this ASU effective January 1, 2016 had no impact on the Company's consolidated financial statements.

(b)	Recently issued accounting guidance not yet adopted
The FASB issued ASU 2017-04 Business Combinations (Topic 350): Intangibles - Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment. The update is intended to simplify how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Step 2 measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. The standard is effective for fiscal years and interim periods beginning after December 15, 2019.
The FASB issued ASU 2017-01 Business Combinations (Topic 805): Clarifying the Definition of a Business. The update is intended to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The standard is effective for fiscal years and interim periods beginning after December 15, 2017.
The FASB issued ASU 2016-18 Statement of Cash Flows (Topic 230): Restricted Cash to eliminate current diversity in practice in the classification and presentation of changes in restricted cash on the statement of cash flows. The standard is effective for fiscal years and interim periods beginning after December 15, 2017. The Company currently present changes in restricted cash as investing activities. The adoption of this standard will change the presentation of restricted cash on the consolidated statement of cash flows.
The FASB issued ASU 2016-17 Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control. This ASU amends the consolidation guidance on how a reporting entity that is the single decision maker of a VIE should treat indirect interests in the entity held through related parties that are under common control with the reporting entity when determining whether it is the primary beneficiary of that VIE. The standard is effective for fiscal years and interim periods beginning after December 15, 2016. Early adoption is permitted. The adoption of this standard is not expected to have an impact on the Company’s financial position or results of operations.
The FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. The new standard requires the recognition of current and deferred income taxes for an intra-entity transfer of an asset other than inventory. Current GAAP prohibits the recognition of current and deferred income taxes on these transactions until the asset has been sold to an outside party. The standard is effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements.
The FASB issued ASU 2016-15 Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments in order to eliminate current diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard is effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements.

2.     Recently issued accounting pronouncements (continued)

(b)	Recently issued accounting guidance not yet adopted (continued)
The FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in this update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses. The standard is effective for fiscal years and interim periods beginning after December 15, 2019. Early adoption for fiscal years and interim periods beginning after December 15, 2018 is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements.
The FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718) to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The standard is effective for fiscal years and interim periods beginning after December 15, 2016. Early adoption is permitted. The adoption of this standard is expected to have no material impact on the Company's consolidated financial statements. The Company intends to continue with its current accounting policy to record the stock-based compensation expense adjusted for estimated forfeitures.
The FASB issued ASU 2016-06, Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments to clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts, which is one of the criteria for bifurcating an embedded derivative. An entity performing the assessment under the amendments in this Update is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence. The standard is effective for fiscal years and interim periods beginning after December 15, 2016. Early adoption is permitted. The adoption of this standard is not expected to have an impact on the Company’s financial position or results of operations.
The FASB issued ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships to clarify that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. The application of this standard is effective for fiscal years and interim periods beginning after December 15, 2016. Early adoption is permitted. The adoption of this standard is not expected to have an impact on the Company’s financial position or results of operations.
The FASB issued ASU 2016-02, Leases (Topic 842) to increase transparency and comparability among organizations utilizing leases. This ASU requires lessees to recognize the assets and liabilities arising from all leases on the balance sheet, but the effect of leases in the statement of operations and the statement of cash flows is largely unchanged. The standard is effective for fiscal years and interim periods beginning after December 15, 2018. Early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements.
The FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities to simplify the measurement, presentation, and disclosure of financial instruments. The standard is effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements.
The FASB issued ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory, to simplify the subsequent measurement of inventory by replacing the current lower of cost and market test with a lower of cost and net realizable value test. The prospective application of this standard is effective for fiscal years and interim periods beginning after December 15, 2016. Early adoption is permitted. The adoption of this standard is not expected to have an impact on the Company’s financial position or results of operations.

2.     Recently issued accounting pronouncements (continued)

(b)	Recently issued accounting guidance not yet adopted (continued)
The FASB issued a new revenue recognition standard codified as ASC 606, Revenue from Contracts with Customers. This newly issued accounting standard provides accounting guidance for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers unless the contracts are in the scope of other U.S. GAAP requirements, such as the leasing literature. The core principal of the new accounting guidance is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASC 606 will also require significantly expanded disclosures regarding the qualitative and quantitative information of the Company's nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. This new revenue standard is required to be applied for fiscal years and interim periods beginning after December 15, 2017 using either a full retrospective approach for all periods presented in the period of adoption or a modified retrospective approach. The Company has not elected to early adopt. The Company has identified existing customer contracts and tariffs that are within the scope of the new guidance and has begun an assessment in order to determine the method of adoption and the impact it may have on its consolidated financial statements. The Company also closely monitors outstanding industry specific interpretative issues, including contributions in aid of construction and collectability of sales to low income customers.